Non-Controlling Interests - Summarized Statement of Financial Position (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Current assets	$ 406,914	$ 501,483
Current liabilities	103,147	89,361
Nova [Member]
Disclosure of subsidiaries [line items]
Current assets	36,734	18,732
Current liabilities	29,690	19,892
Current net assets	7,044	(1,160)
Non-current assets	87,665	94,419
Non-current liabilities	43,564	45,443
Non-current net assets	44,101	48,976
Net assets and liabilities	$ 51,145	$ 47,816